12 Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment
12	Property, plant and equipment

See accounting policies regarding judgments on the useful life of assets in note 3.1(a) and impairment tests and analysis in note 3.2.2.

(a)	Reconciliation of carrying amount

		Land	Buildings and Improvements	Machinery, Equipment and Facilities	Projects and Stoppage in Progress (i)	Other	Total

Cost		602,299	6,676,549	43,024,738	5,102,393	1,784,807	57,190,786
Accumulated depreciation and amortization		-	(2,026,559)	(22,238,530)	-	(1,165,807)	(25,430,896)
Balance as of December 31, 2018		602,299	4,649,990	20,786,208	5,102,393	619,000	31,759,890

Acquisitions	0	-	1,280	61,213	2,658,070	3,701	2,724,264
Capitalized financial charges	0	-	-	-	198,201	-	198,201
Foreign currency translation adjustment	0	11,508	289,118	675,400	105,701	3,536	1,085,263
Cost		11,508	366,939	860,672	105,701	10,109	1,354,929
Depreciation		-	(77,821)	(185,272)	-	(6,573)	(269,666)
Transfers by concluded projects		-	21,382	884,606	(993,024)	87,036	-
Transfers to inventory		-	-	-	(47,696)	(2,866)	(50,562)
Transfers to intangible		-	-	-	(6,433)	-	(6,433)
Disposals		-	(634)	(223,514)	(7,739)	(3,659)	(235,546)
Cost		-	(1,178)	(392,033)	(7,739)	(31,264)	(432,214)
Depreciation		-	544	168,519	-	27,605	196,668
Depreciation and amortization	0	-	(388,869)	(2,534,637)	-	(138,395)	(3,061,901)
Transfers to right of use of assets		-	-	-	-	(97,995)	(97,995)
Cost	0	-	-	-	-	(125,497)	(125,497)
Depreciation	0	-	-	-	-	27,502	27,502
Net book value	0	613,807	4,939,108	21,461,608	5,208,094	622,536	32,845,153
Cost	0	613,807	7,064,972	44,439,196	7,009,473	1,726,026	60,853,474
Accumulated depreciation	0	-	(2,492,705)	(24,789,920)	-	(1,255,668)	(28,538,293)
Balance as of December 31, 2019	0	613,807	4,572,267	19,649,276	7,009,473	470,358	32,315,181

Acquisitions		-	590	60,130	2,609,565	4,030	2,674,315
Capitalized financial charges		-	-	-	252,427	-	252,427
Foreign currency translation adjustment		69,244	818,725	1,984,408	1,136,671	27,937	4,036,985
Cost		69,244	1,132,817	2,982,072	1,136,671	74,856	5,395,660
Depreciation		-	(314,092)	(997,664)	-	(46,919)	(1,358,675)
Transfers by concluded projects		-	105,702	6,248,845	(6,542,755)	188,208	-
Transfers to inventory		-	-	-	(53,903)	76,709	22,806
Transfers to intangible		-	-	-	(22,373)	(18,619)	(40,992)
Cost		-	-	-	(22,373)	(18,587)	(40,960)
Depreciation		-	-	-	-	(32)	(32)
Disposals		(20)	(2,358)	(22,652)	-	(1,945)	(26,975)
Cost		(20)	(22,657)	(328,411)	-	(12,576)	(363,664)
Depreciation		-	20,299	305,759	-	10,631	336,689
Depreciation		-	(372,687)	(2,787,042)	-	(144,869)	(3,304,598)
Net book value		683,031	5,122,239	25,132,965	4,389,105	601,809	35,929,149
Cost		683,031	8,281,424	53,401,832	4,389,105	2,038,666	68,794,058
Accumulated depreciation		-	(3,159,185)	(28,268,867)	-	(1,436,857)	(32,864,909)
Balance as of December 31, 2020		683,031	5,122,239	25,132,965	4,389,105	601,809	35,929,149

(i)	On December 31, 2020, the amounts recorded under this item corresponded to overhaul costs with scheduled shutdowns in Brazil and at overseas plants that are either in the preparation phase or ongoing in the amount of R$924,747 (R$1,400,667 in 2019), capitalized financial charges in the amount of R$233,963 (R$419,244 in 2019), inventories of spare parts in the amount of R$405,497 (R$430,418 in 2019), strategic projects ongoing in Brazil in the amount of R$256,873 (R$98,879 in 2019) and in Braskem America in the amount of R$313,080 (R$2,611,034 in 2019). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.

Items of property, plant and equipment are measured at cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses. The machinery, equipment and facilities require inspections, replacement of components and maintenance in regular intervals. The Company makes shutdowns in regular intervals that vary from two to six years to perform these activities. These shutdowns can involve the plant as a whole, a part of it, or only relevant pieces of equipment, such as industrial boilers, turbines and tanks. Shutdowns that take place every six years, for example, are usually made to maintain industrial plants as a whole. Expenses with each scheduled shutdown are included in property, plant and equipment items that were the stoppage’s subject matter and are fully depreciated until the beginning of the following related stoppage. The expenditures with personnel, the consumption of small materials, maintenance and the related services from third parties are recorded, when incurred, as production costs.

Property, plant and equipment items are depreciated on a straight-line basis (see note 3.1(b) for judgments on the useful life of assets). Projects in progress are not depreciated. Depreciation begins when the assets are available for use.

Borrowing costs are capitalized into ongoing projects, using: (i) the average rate of the financings; and (ii) the exchange variation portion that corresponds to any positive difference between the average rate of financing in the domestic market and the rate cited in item (i).

In 2020, the capitalized charges amounted to R$252,427 (R$198,201 in 2019). The average rate of these charges in the year was 7.85% p.a. (6.47% p.a. in 2019).

At December 31, 2020, the acquisition of property, plant and equipment with payment installments is R$160,877 (R$103,315 in 2019).

(b)	Property, plant and equipment by country

	2020	2019
		s
Brazil	15,105,253	15,682,081
Mexico	13,632,787	11,826,309
United States of America	6,823,655	4,545,974
Germany	363,975	258,291
Other	3,479	2,526
	35,929,149	32,315,181

(c)	Impairment loss

The Company performed the impairment analyses, as described in Note 3.2.2(a). Management of Braskem believes that the plants will operate at or near their planning capacity, within the projected period. The prices of products manufactured by the Company are quoted in international markets, in the short or medium term, and follow the prices of raw materials to preserve the business’s historical margins.

As a result, the carrying amount do not exceed its recoverable amount on December 31, 2020 and 2019.